UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
						[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		RRZ Investment Management, Inc.
Address:	606 Liberty Avenue
		Suite 200
		Pittsburgh, PA  15222

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Frank R. Burnette III
Title:		President
Phone:	412-209-9100
Signature, Place, and Date of Signing:

Frank R. Burnette III	Pittsburgh,  PA	October 31, 2000

Report Type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[    ]		13F NOTICE.

[    ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		91

Form 13F Information Table Value Total:	$381,308


List of Other Included Managers:

 No.	13F File Number	Name




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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corp                       COM              00130H105     2763 40340.00 SH       SOLE                 40340.00
Abbott Laboratories            COM              002824100     3288 69130.00 SH       SOLE                 69130.00
Alcoa Inc                      COM              013817101     1954 77204.00 SH       SOLE                 77204.00
Allstate Corporation           COM              020002101     1464 42131.00 SH       SOLE                 42131.00
Alltel Corporation             COM              020039103     2007 38465.00 SH       SOLE                 38465.00
Alza Corporation               COM              022615108     1682 19445.00 SH       SOLE                 19445.00
American Express Co            COM              025816109     2964 48785.00 SH       SOLE                 48785.00
American Intl Group            COM              026874107    10888 113792.00SH       SOLE                113792.00
Amgen Inc                      COM              031162100     3848 55106.00 SH       SOLE                 55106.00
Applied Materials              COM              038222105     1813 30560.00 SH       SOLE                 30560.00
Automatic Data Proc            COM              053015103     1185 17720.00 SH       SOLE                 17720.00
Bank of America Corp           COM              060505104     4187 79939.00 SH       SOLE                 79939.00
Bank of New York Co            COM              064057102     3178 56695.00 SH       SOLE                 56695.00
Bristol Myers Squibb           COM              110122108     4311 75471.00 SH       SOLE                 75471.00
Burlington Resources           COM              122014103     1770 48090.00 SH       SOLE                 48090.00
CVS Corp                       COM              12665O100     3392 73235.00 SH       SOLE                 73235.00
Cendant Corp                   COM              151313103      709 65220.00 SH       SOLE                 65220.00
Chase Manhattan Corp           COM              16161A108     3012 65219.00 SH       SOLE                 65219.00
Cisco Systems Inc              COM              17275R102    15118 273624.00SH       SOLE                273624.00
Citigroup Inc                  COM              172967101    11627 215074.07SH       SOLE                215074.07
Computer Assoc Intl            COM              204912109      673 26710.00 SH       SOLE                 26710.00
Comverse Technology            COM              205862402     3622 33540.00 SH       SOLE                 33540.00
Corning Incorporated           COM              219350105     4741 15962.00 SH       SOLE                 15962.00
Delta Air Lines Inc            COM              247361108     1360 30650.00 SH       SOLE                 30650.00
Disney(Walt)Company            COM              254687106     2351 61472.00 SH       SOLE                 61472.00
Duke Energy Corp               COM              264399106     3178 37066.00 SH       SOLE                 37066.00
Dupont E I DeNemours           COM              263534109     1898 45810.00 SH       SOLE                 45810.00
EMC Corp                       COM              268648102     7092 71550.00 SH       SOLE                 71550.00
Elec Data Systems              COM              285661104     1604 38650.00 SH       SOLE                 38650.00
Enron Corporation              COM              293561106     2880 32865.00 SH       SOLE                 32865.00
Exxon Mobil Corp.              COM              30231G102    11446 128422.99SH       SOLE                128422.99
Fedl Natl Mtg Assn             COM              313586109     2655 37130.00 SH       SOLE                 37130.00
General Dynamics               COM              369550108     1920 30565.00 SH       SOLE                 30565.00
General Electric Co            COM              369604103    19724 341903.00SH       SOLE                341903.00
General Motors Corp            COM              370442105     2224 34210.00 SH       SOLE                 34210.00
Gillette Company               COM              375766102     1791 58000.00 SH       SOLE                 58000.00
Guidant Corp                   COM              401698105     2436 34465.00 SH       SOLE                 34465.00
Halliburton Company            COM              406216101     2023 41330.00 SH       SOLE                 41330.00
Heinz (H.J.) Company           COM              423074103      691 18655.00 SH       SOLE                 18655.00
Home Depot Inc                 COM              437076102     5546 104513.00SH       SOLE                104513.00
Honeywell Intl Inc             COM              438516106     1449 40680.00 SH       SOLE                 40680.00
Household Intl Inc             COM              441815107     2810 49630.00 SH       SOLE                 49630.00
Int'l Business Mach            COM              459200101     5906 52499.00 SH       SOLE                 52499.00
Intel Corporation              COM              458140100     9285 223400.00SH       SOLE                223400.00
JDS Uniphase Corp.             COM              46612J101     3430 36220.00 SH       SOLE                 36220.00
Johnson & Johnson              COM              478160104     5734 61045.00 SH       SOLE                 61045.00
Juniper Networks               COM              48203R104     2743 12530.00 SH       SOLE                 12530.00
Lilly (Eli) & Co               COM              532457108     3224 39735.00 SH       SOLE                 39735.00
Lucent Technologies            COM              549463107     2120 69374.92 SH       SOLE                 69374.92
MBNA Corporation               COM              55262L100     4165 108177.00SH       SOLE                108177.00
McDonald's Corp                COM              580135101     3242 107400.00SH       SOLE                107400.00
Medimmune                      COM              584699102     1990 25755.00 SH       SOLE                 25755.00
Medtronic Inc                  COM              585055106     3147 60735.00 SH       SOLE                 60735.00
Mellon Financial Corp          COM              58551A108     3088 66578.00 SH       SOLE                 66578.00
Merrill Lynch & Co             COM              590188108     4596 69640.00 SH       SOLE                 69640.00
Microsoft Corp                 COM              594918104    11110 184201.00SH       SOLE                184201.00
Morgan St Dean Witter          COM              617446448     4422 48362.00 SH       SOLE                 48362.00
Network Appliance              COM              64120l104     2895 22730.00 SH       SOLE                 22730.00
New York Times CL A            COM              650111107      989 25145.00 SH       SOLE                 25145.00
Nextel Comm Inc A              COM              65332V103     1560 33365.00 SH       SOLE                 33365.00
Nortel Networks Corp           COM              656568102     6807 114290.00SH       SOLE                114290.00
Oracle Systems Corp            COM              68389X105    12272 155831.00SH       SOLE                155831.00
PepsiCo Incorporated           COM              713448108     3207 69721.00 SH       SOLE                 69721.00
Pfizer Incorporated            COM              717081103     9560 212733.00SH       SOLE                212733.00
PharmaciaCorporation           COM              71713U102     3507 58266.92 SH       SOLE                 58266.92
Praxair Inc                    COM              74005P104      642 17185.00 SH       SOLE                 17185.00
Procter & Gamble Co            COM              742718109     3374 50355.00 SH       SOLE                 50355.00
Qualcomm Inc                   COM              747525103     2494 35010.00 SH       SOLE                 35010.00
Royal Dutch Pete (5)           COM              780257804     5841 97455.00 SH       SOLE                 97455.00
S&P500 Deposit Rcpt            COM              78462F103     6138 42739.00 SH       SOLE                 42739.00
SBC Communications             COM              78387G103     5706 114119.00SH       SOLE                114119.00
Schlumberger Ltd               COM              806857108     3154 38315.00 SH       SOLE                 38315.00
Scientific Atlanta             COM              808655104     1743 27395.00 SH       SOLE                 27395.00
Siebel Systems                 COM              826170102     3484 31295.00 SH       SOLE                 31295.00
SprintCorp PCS Group           COM              852061506     3025 86265.00 SH       SOLE                 86265.00
Sun Microsystems Inc           COM              866810104    11210 96016.00 SH       SOLE                 96016.00
Target Corp                    COM              87612E106     1208 47123.00 SH       SOLE                 47123.00
Tellabs Inc                    COM              879664100     2372 49670.00 SH       SOLE                 49670.00
Texas Instruments              COM              882508104     3464 73416.00 SH       SOLE                 73416.00
Textron Inc                    COM              883203101      570 12360.00 SH       SOLE                 12360.00
Time Warner Inc                COM              887315109     8451 107994.00SH       SOLE                107994.00
Transocean Sedco Forex         COM              G90078109     1806 30806.00 SH       SOLE                 30806.00
Tyco International             COM              902124106     7592 146345.00SH       SOLE                146345.00
Verizon Comm                   COM              92343V104     5915 122118.00SH       SOLE                122118.00
Viacom Inc CL B                COM              925524308     4480 76577.05 SH       SOLE                 76577.05
Wal-Mart Stores Inc            COM              931142103    10318 214403.00SH       SOLE                214403.00
Wells Fargo & Co               COM              949746101     4105 89371.00 SH       SOLE                 89371.00
Williams Cos Inc               COM              969457100     2313 54750.00 SH       SOLE                 54750.00
WorldCom Inc                   COM              98157D106     3011 99128.00 SH       SOLE                 99128.00
Xilink                         COM              983919101     1921 22430.00 SH       SOLE                 22430.00
Yahoo! Inc.                    COM              984332106     2289 25156.00 SH       SOLE                 25156.00